- Summary of interest rate swaps (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Feb. 29, 2016
Debt Instrument [Line Items]
Derivative, notional amount	$ 314,848
Interest rate swap 1
Debt Instrument [Line Items]
Derivative, notional amount	$ 13,650
Derivative, fixed interest rate (as a percent)	1.4025%
Interest rate swap 2
Debt Instrument [Line Items]
Derivative, notional amount	$ 40,749
Derivative, fixed interest rate (as a percent)	1.5035%
Interest rate swap 3
Debt Instrument [Line Items]
Derivative, notional amount	$ 69,292
Derivative, fixed interest rate (as a percent)	1.6015%
Interest rate swap 4
Debt Instrument [Line Items]
Derivative, notional amount	$ 13,376
Derivative, fixed interest rate (as a percent)	1.6998%
Interest rate swap 5
Debt Instrument [Line Items]
Derivative, notional amount	$ 13,719
Derivative, fixed interest rate (as a percent)	1.7995%
Interest rate swap 6
Debt Instrument [Line Items]
Derivative, notional amount	$ 14,062
Derivative, fixed interest rate (as a percent)	1.907%
Interest rate swap 7
Debt Instrument [Line Items]
Derivative, notional amount	$ 150,000	$ 150,000
Derivative, fixed interest rate (as a percent)	2.197%